Fair Value Measurements Fair Value Measurements (Sensitivity of Unobservable Inputs) (Details) $ in Thousands	12 Months Ended
Jul. 31, 2015 USD ($)
5% increase, WACC [Member]
Sensitivity of Unobservable Inputs [Line Items]
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings	$ (10)
5% decrease, WACC [Member]
Sensitivity of Unobservable Inputs [Line Items]
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings	0
10% increase, earnings forecast [Member]
Sensitivity of Unobservable Inputs [Line Items]
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings	200
10% decrease, earnings forecast [Member]
Sensitivity of Unobservable Inputs [Line Items]
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings	$ (100)